Investments in Other Entities - Summary of Investment in Associates and Joint Ventures Accounted for under Equity Method (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates and joint ventures [line items]
Ownership Percentage	100.00%
Investments accounted for using equity method | Investment in associates and joint ventures
Disclosure of associates and joint ventures [line items]
Investments accounted for using the equity method	$ 10,233	$ 9,246
Investments accounted for using equity method | Promotora Industrial Azucarera, S.A. de C.V. ("PIASA")
Disclosure of associates and joint ventures [line items]
Ownership Percentage	36.40%	36.40%
Carrying Amount	$ 3,654	$ 3,454
Investments accounted for using equity method | Jugos del valle, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Ownership Percentage	28.20%	28.20%
Carrying Amount	$ 3,466	$ 2,831
Investments accounted for using equity method | Leao Alimentos e Bebidas, LTDA
Disclosure of associates and joint ventures [line items]
Ownership Percentage	25.10%	25.10%
Carrying Amount	$ 212	$ 298
Investments accounted for using equity method | Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA)
Disclosure of associates and joint ventures [line items]
Ownership Percentage	26.50%	26.50%
Carrying Amount	$ 195	$ 215
Investments accounted for using equity method | Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER")
Disclosure of associates and joint ventures [line items]
Ownership Percentage	35.00%	35.00%
Carrying Amount	$ 91	$ 99
Investments accounted for using equity method | Alimentos de Soja S.A.U.
Disclosure of associates and joint ventures [line items]
Ownership Percentage	10.70%	10.70%
Carrying Amount	$ 48	$ 23
Investments accounted for using equity method | Others
Disclosure of associates and joint ventures [line items]
Carrying Amount	$ 118	$ 156
Investments accounted for using equity method | Planta Nueva Ecología de Tabasco, S.A. de C.V.
Disclosure of associates and joint ventures [line items]
Ownership Percentage	50.00%	50.00%
Carrying Amount	$ 1,392	$ 1,139
Investments accounted for using equity method | Fountain Agua Mineral, LTDA
Disclosure of associates and joint ventures [line items]
Ownership Percentage	50.00%	50.00%
Carrying Amount	$ 818	$ 808
Investments accounted for using equity method | Dispensadoras de Café, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Ownership Percentage	50.00%	50.00%
Carrying Amount	$ 239	$ 223